Commitments (Leases) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future lease obligations in aggregate and for each of the next five fiscal years [Abstract]
In aggregate		$ 61.6
2016		22.0
2017		16.2
2018		11.7
2019		6.5
2020		5.2
Operating Leases [Member]
Future lease obligations in aggregate and for each of the next five fiscal years [Abstract]
In aggregate	[1]	8.5
2016	[1]	3.6
2017	[1]	3.1
2018	[1]	0.7
2019	[1]	0.7
2020	[1]	0.4
Total expenses on lease obligations		3.6	$ 3.3	$ 2.8
Targa Resources Partners LP [Member] | Operating Leases [Member]
Future lease obligations in aggregate and for each of the next five fiscal years [Abstract]
In aggregate	[2]	42.1
2016	[2]	16.0
2017	[2]	10.8
2018	[2]	8.8
2019	[2]	3.7
2020	[2]	2.8
Total expenses on lease obligations	[3]	40.4	24.4	23.3
Targa Resources Partners LP [Member] | Land Site Lease and Right-of-Way [Member]
Future lease obligations in aggregate and for each of the next five fiscal years [Abstract]
In aggregate	[4]	11.0
2016	[4]	2.4
2017	[4]	2.3
2018	[4]	2.2
2019	[4]	2.1
2020	[4]	2.0
Total expenses on lease obligations		$ 4.2	$ 4.1	$ 3.6

[1]	Includes minimum payments on lease obligation for corporate office space.
[2]	Includes minimum payments on lease obligations for office space, railcars and tractors.
[3]	Includes short-term leases for items such as compressors and equipment.
[4]	Land site lease and right-of-way provides for surface and underground access for gathering, processing and distribution assets that are located on property not owned by the Partnership. These agreements expire at various dates, with varying terms, some of which are perpetual.